Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of property and equipment and related accumulated depreciation
Property and equipment and related accumulated depreciation and amortization are as follows (in thousands):

	As of June 30,	As of December 31,
	2018	2017
Laboratory equipment	$1,732	$3,480
Furniture	230	371
Computer equipment	13	208
Leasehold improvements	288	2,754
Total property and equipment, gross	2,263	6,813
Less: accumulated depreciation and amortization	(1,860)	(3,700)
Total property and equipment, net	$403	$3,113

Property and equipment are depreciated over the following periods:

Laboratory equipment	3 - 5 years
Furniture	5 years
Computer equipment	3 years
Leasehold improvements	Shorter of asset life or lease term
Property and equipment, net as of December 31, 2017 and 2016 follows (in thousands):

	As of December 31,
	2017	2016
Laboratory equipment	$3,480	$5,184
Furniture	371	793
Computer equipment	208	208
Leasehold improvements	2,754	2,815
Total property and equipment, gross	6,813	9,000
Less: accumulated depreciation and amortization	(3,700)	(3,428)
Total property and equipment, net	$3,113	$5,572